Basis of Presentation (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Loss	$ 10,081,268	$ 1,588,701	$ 10,451,973	$ 5,340,688	$ 14,021,728	$ 538,710
Cash in operations			2,315,672	514,137	2,060,576	(580,634)
Stockholders' deficit	338,018		338,018		6,326,189	(1,404,891)	$ (1,832,601)
Cash on hand	$ 2,843,996	$ 427,580	$ 2,843,996	$ 427,580	967,943	$ 275,783	$ 106,316
January 2018 Through June 2018 [Member]
Additional value raised through sale of debt and equity securities					$ 4,505,000